SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Contract liabilities	$ 215,768	$ 166,628	$ 437,535
Revenue deferred	24,192	190,704	20,090
Cash refund due to the contract termination	(7,593)
Recognition of deferred revenue	(202,343)	(141,564)	(290,997)
Contract liabilities	$ 30,024	$ 215,768	$ 166,628